VARIABLE INTEREST ENTITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

NOTE 16       VARIABLE INTEREST ENTITIES

In the normal course of business, the Partnership must re-evaluate its legal entities under the current consolidation guidance to determine if those that are considered to be VIEs are appropriately consolidated or if they should be accounted for under other US GAAP. A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity’s operations through voting rights or do not substantively participate in the gains or losses of the entity. A VIE is appropriately consolidated if the Partnership is considered to be the primary beneficiary. The VIE’s primary beneficiary is the entity that has both (1) the power to direct the activities of the VIE that most significantly impact the VIEs economic performance and (2) the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

As a result of its analysis, the Partnership continues to consolidate all legal entities in which it has a variable interest and for which it is considered to be the primary beneficiary. VIEs where the Partnership is not the primary beneficiary, but has a variable interest in the entity, are accounted for as equity investments.

Consolidated VIEs

The Partnership’s consolidated VIEs consist of the Partnership’s ILPs that hold interests in the Partnership’s pipeline systems. After considering the purpose and design of the ILPs and the risks that they were designed to create and pass through to the Partnership, the Partnership has concluded that it is the primary beneficiary of these ILPs because of the significant amount of variability that it absorbs from the ILPs’ economic performance.

The assets and liabilities held through these VIEs that are not available to creditors of the Partnership and whose investors have no recourse to the credit of the Partnership are held through GTN, Tuscarora, Northern Border, Great Lakes and PNGTS due to their third party debt. The following table presents the total assets and liabilities of these entities that are included in the Partnership’s Consolidated Balance Sheet:

(unaudited)
(millions of dollars)	March 31, 2017 (b)	December 31, 2016 (b)

ASSETS (LIABILITIES) *
Cash and cash equivalents	18	14
Accounts receivable and other	28	33
Inventories	6	6
Other current assets	4	6
Equity investments	930	918
Plant, property and equipment	1,140	1,146
Other assets	2	2
Accounts payable and accrued liabilities	(20)	(21)
Accounts payable to affiliates, net	(24)	(32)
Distributions payable	(3)	(3)
Accrued interest	(5)	(2)
State income tax payable	(1)	—
Current portion of long-term debt	(46)	(52)
Long-term debt	(330)	(337)
Other liabilities	(26)	(25)
Deferred state income tax	(10)	(10)

(a)	North Baja and Bison, which are also assets held through consolidated VIEs, were excluded as the assets of these entities can be used for purposes other than the settlement of the VIE’s obligations.

(b)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).

NOTE 22 VARIABLE INTEREST ENTITIES

In the normal course of business, the Partnership must re-evaluate its legal entities under the current consolidation guidance to determine if those that are considered to be VIEs are appropriately consolidated or if they should be accounted for under other GAAP. A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity’s operations through voting rights or do not substantively participate in the gains or losses of the entity. A VIE is appropriately consolidated if the Partnership is considered to be the primary beneficiary. The VIE’s primary beneficiary is the entity that has both (1) the power to direct the activities of the VIE that most significantly impact the VIEs economic performance and (2) the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

As a result of its analysis, the Partnership continues to consolidate all legal entities in which it has a variable interest and for which it is considered to be the primary beneficiary. VIEs where the Partnership is not the primary beneficiary, but has a variable interest in the entity, are accounted for as equity investments.

Consolidated VIEs

The Partnership’s consolidated VIEs consist of the Partnership’s ILPs that hold interests in the Partnership’s pipeline systems. After considering the purpose and design of the ILPs and the risks that they were designed to create and pass through to the Partnership, the Partnership has concluded that it is the primary beneficiary of these ILPs because of the significant amount of variability that it absorbs from the ILPs’ economic performance.

The assets and liabilities held through these VIEs that are not available to creditors of the Partnership and whose investors have no recourse to the credit of the Partnership are held through GTN, Tuscarora, Northern Border, Great Lakes and PNGTS due to their third party debt. The following table presents the total assets and liabilities of these entities that are included in the Partnership’s Consolidated Balance Sheets:

(millions of dollars)	December 31, 2016(b)	December 31, 2015(b)

ASSETS (LIABILITIES) (a)
Cash and cash equivalents	14	16
Accounts receivable and other	33	29
Inventories	6	6
Other current assets	6	6
Equity investments	918	965
Plant, property and equipment	1,146	1,180
Other assets	2	2
Accounts payable and accrued liabilities	(21)	(27)
Accounts payable to affiliates, net	(32)	(9)
Distributions payable	(3)	(10)
Accrued interest	(2)	(1)
Current portion of long-term debt	(52)	(36)
Long-term debt	(337)	(373)
Other liabilities	(25)	(24)
Deferred state income tax	(10)	(11)

(a)

North Baja and Bison, which are also assets held through our consolidated VIEs, are excluded as the assets of these entities can be used for purposes other than the settlement of the VIE’s obligations.

(b)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).